UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

(a)

Carbon Collective Climate Solutions U.S. Equity ETF
Ticker: CCSO

Semi-Annual Report

January 31, 2024
(Unaudited)

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Carbon Collective Climate Solutions U.S. Equity ETF

PORTFOLIO ALLOCATION at January 31, 2024 (Unaudited)

Sector	% of Net Assets
Industrial	37.6%
Basic Materials	20.7
Consumer, Cyclical	19.6
Energy	8.8
Consumer, Non-cyclical	4.7
Technology	4.7
Utilities	3.0
Financial	0.4
Cash Equivalents(1)	0.3
Communications	0.2
Total	100.0%

(1) Represents short-term investments and other assets in excess of liabilities.

Carbon Collective Climate Solutions U.S. Equity ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.3%
Aerospace/Defense – 1.0%
Amprius Technologies, Inc.(a)	2,523	$10,319
Archer Aviation, Inc. - Class A(a)	9,451	45,648
Eve Holding, Inc.(a)	7,878	48,844
Joby Aviation, Inc.(a)	22,566	123,210
		228,021

Airlines – 0.1%
Lilium NV - Class A(a)	17,558	14,485

Auto Manufacturers – 15.0%
Arcimoto, Inc.(a)	238	164
Arrival SA(a)	540	162
AYRO, Inc.(a)	133	229
Canoo, Inc.(a)	21,724	4,436
Cenntro Electric Group Ltd.(a)	956	1,138
Chijet Motor Co., Inc.(a)	4,862	2,475
ElectraMeccanica Vehicles Corp.(a)	3,908	1,044
Envirotech Vehicles, Inc.(a)	511	905
Fisker, Inc. - Class A(a)	10,635	8,534
Hyliion Holdings Corp.(a)	6,057	6,360
Hyzon Motors, Inc.(a)	7,641	5,884
Kandi Technologies Group, Inc.(a)	2,481	6,699
Li Auto, Inc. - Class A - ADR(a)	31,134	861,789
Lion Electric Co.(a)	7,402	12,954
Lucid Group, Inc.(a)	72,309	244,404
Mullen Automotive, Inc.(a)	56	393
Nikola Corp.(a)	36,540	27,306
NIO, Inc. - ADR(a)	50,057	281,320
Phoenix Motor, Inc.(a)	606	806
Polestar Automotive Holding UK PLC - Class A - ADR(a)	66,330	143,936
Rivian Automotive, Inc. - Class A - Class A(a)	32,887	503,500
Tesla, Inc.(a)	4,793	897,681
Xos, Inc.(a)	184	1,505
XPeng, Inc. - ADR(a)	28,546	237,788
		3,251,412

Auto Parts & Equipment – 0.6%
Ads-Tec Energy PLC(a)	1,682	12,615
CBAK Energy Technology, Inc.(a)	2,793	2,933
Microvast Holdings, Inc.(a)	9,421	8,837
QuantumScape Corp. - Class A(a)	10,634	72,418
SES AI Corp. - Class A(a)	10,865	14,233
Solid Power, Inc.(a)	4,986	8,077
		119,113

	Shares	Value
Beverages – 0.1%
Oatly Group AB - ADR(a)	19,165	$21,656

Biotechnology – 0.0%(b)
JanOne, Inc.(a)	117	64
Yield10 Bioscience, Inc.(a)	188	43
		107

Building Materials – 15.7%
AAON, Inc.	2,359	165,507
Apogee Enterprises, Inc.	703	37,125
Carrier Global Corp.	20,568	1,125,276
Crown ElectroKinetics Corp.(a)	33	4
Energy Focus, Inc.(a)	78	109
Johnson Controls International PLC	20,172	1,062,863
Lennox International, Inc.	1,078	461,556
LSI Industries, Inc.	913	12,472
Owens Corning	2,635	399,282
PGT Innovations, Inc.(a)	1,640	67,601
Research Frontiers, Inc.(a)	1,026	1,047
Reto Eco-solutions, Inc.(a)	160	56
Tecnoglass, Inc.	1,492	68,647
View, Inc. - Class A (a)	120	192
		3,401,737

Chemicals – 0.5%
Arcadium Lithium PLC(a)	14,188	69,379
CN Energy Group, Inc. - Class A(a)	105	147
Danimer Scientific, Inc.(a)	3,000	1,914
Daqo New Energy Corp. - ADR(a)	2,432	43,898
Flexible Solutions International, Inc.	386	722
Origin Materials, Inc.(a)	4,876	2,877
Save Foods, Inc.(a)	23	38
		118,975

Commercial Services – 4.1%
Quanta Services, Inc.	4,587	890,107
Willdan Group, Inc.(a)	422	8,077
		898,184

Distribution/Wholesale – 1.8%
Hudson Technologies, Inc.(a)	1,464	18,564
Ideanomics, Inc.(a)	505	500
LKQ Corp.	8,037	375,086
		394,150

Electric – 2.9%
Altus Power, Inc. - Class A(a)	5,139	27,699
Ameresco, Inc. - Class A(a)	1,781	36,386
Atlantica Sustainable Infrastructure PLC	3,502	67,168

Carbon Collective Climate Solutions U.S. Equity ETF

The accompanying notes are an integral part of these financial statements.	3

	Shares	Value
COMMON STOCKS – 99.3% (Continued)
Electric – 2.9% (Continued)
Brookfield Renewable Corp. - Class A	5,128	$143,174
Clearway Energy, Inc. - Class A	4,977	111,783
Enlight Renewable Energy Ltd.(a)	3,571	64,064
FTC Solar, Inc.(a)	3,704	1,858
Ormat Technologies, Inc.	1,785	115,454
ReNew Energy Global PLC - Class A(a)	11,197	75,804
		643,390

Electrical Components & Equipment – 1.3%
Acuity Brands, Inc.	902	214,820
Blink Charging Co.(a)	2,044	4,906
ChargePoint Holdings, Inc.(a)	11,917	22,642
Electrovaya, Inc.(a)	903	3,115
ESS Tech, Inc.(a)	5,866	6,042
Ideal Power, Inc.(a)	167	1,211
Novonix Ltd. - ADR(a)	3,878	5,662
Nuvve Holding Corp.(a)	25	31
Orion Energy Systems, Inc.(a)	1,084	1,106
Ultralife Corp.(a)	490	3,464
Wallbox NV - Class A(a)	6,605	9,644
		272,643

Electronics – 1.0%
Badger Meter, Inc.	854	122,968
Itron, Inc.(a)	1,446	104,315
KULR Technology Group, Inc.(a)	4,090	726
SemiLEDs Corp/Taiwan(a)	139	183
		228,192

Energy-Alternate Sources – 8.7%
Advent Technologies Holdings, Inc.(a)	2,362	380
Array Technologies, Inc.(a)	4,688	62,069
Ascent Solar Technologies, Inc.(a)	105	75
Ballard Power Systems, Inc.(a)	9,890	32,439
Beam Global(a)	461	3,149
Brenmiller Energy Ltd.(a)	65	286
Broadwind, Inc.(a)	682	1,596
Canadian Solar, Inc.(a)	2,156	47,647
Eco Wave Power Global AB - ADR(a)	159	234
Electriq Power Holdings, Inc.(a)	1,112	100
Emeren Group Ltd. - ADR(a)	2,017	3,449
Energy Vault Holdings, Inc.(a)	4,716	7,168
Enphase Energy, Inc.(a)	4,467	465,150
Eos Energy Enterprises, Inc.(a)	4,296	4,769
First Solar, Inc.(a)	3,228	472,257
Fluence Energy, Inc. - Class A(a)	5,601	111,292
Flux Power Holdings, Inc.(a)	583	2,670

	Shares	Value
Energy-Alternate Sources – 8.7% (Continued)
Freyr Battery, Inc.(a)	4,652	$6,280
Fusion Fuel Green PLC - Class A(a)	561	637
FutureFuel Corp.	1,432	8,162
Gevo, Inc.(a)	7,128	6,656
Heliogen, Inc.(a)	193	291
iSun, Inc.(a)	613	138
JinkoSolar Holding Co. Ltd. - ADR	1,638	42,964
Maxeon Solar Technologies Ltd.(a)	1,803	8,168
Montauk Renewables, Inc.(a)	4,407	30,452
NeoVolta, Inc.(a)	996	1,534
NextEra Energy Partners L.P.	2,828	84,416
Nxu, Inc.(a)	13	12
OPAL Fuels, Inc. - Class A(a)	5,260	25,458
Pineapple Energy, Inc.(a)	318	149
Plug Power, Inc.(a)	18,681	83,130
Shoals Technologies Group, Inc. - Class A(a)	5,385	70,920
SolarEdge Technologies, Inc.(a)	1,888	125,553
SPI Energy Co. Ltd.(a)	1,047	641
Spruce Power Holding Corp.(a)	540	2,079
Stem, Inc.(a)	5,325	15,762
Sunnova Energy International, Inc.(a)	4,025	42,343
SunPower Corp.(a)	5,935	17,983
Sunrun, Inc.(a)	7,393	107,051
Sunworks, Inc.(a)	1,427	314
Tigo Energy, Inc.(a)	1,926	2,812
TPI Composites, Inc.(a)	1,422	3,839
VivoPower International PLC(a)	80	108
		1,902,582

Engineering & Construction – 3.1%
Comfort Systems USA, Inc.	1,081	235,085
MYR Group, Inc.(a)	501	72,069
TopBuild Corp.(a)	1,007	371,714
		678,868

Environmental Control – 13.2%
374Water, Inc.(a)	4,363	5,236
Aqua Metals, Inc.(a)	3,099	1,926
Enviri Corp.(a)	2,575	22,171
GFL Environmental, Inc.	11,460	389,296
Greenwave Technology Solutions, Inc.(a)	444	368
LanzaTech Global, Inc.(a)	6,278	27,341
Li-Cycle Holdings Corp.(a)	4,021	1,729
Perma-Fix Environmental Services, Inc.(a)	431	3,405
PureCycle Technologies, Inc.(a)	5,334	20,909
PyroGenesis Canada, Inc.(a)	5,319	2,020
Quest Resource Holding Corp.(a)	633	4,368
Waste Connections, Inc.	7,648	1,187,428
Waste Management, Inc.	6,405	1,188,960
		2,855,157

SCHEDULE OF INVESTMENTS as of January 31, 2024 (Unaudited) (Continued)

Carbon Collective Climate Solutions U.S. Equity ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.3% (Continued)
Food – 0.3%
Beyond Meat, Inc.(a)	2,071	$13,710
Hain Celestial Group, Inc.(a)	2,617	28,028
Laird Superfood, Inc.(a)	291	271
Steakholder Foods Ltd. - ADR(a)	755	415
SunOpta, Inc.(a)	3,585	21,330
		63,754

Home Builders – 0.8%
Installed Building Products, Inc.	897	174,780

Household Products/Wares – 0.2%
Quanex Building Products Corp.	1,065	33,249

Internet – 0.1%
Liquidity Services, Inc.(a)	913	15,932
Swvl Holdings Corp.(a)	165	792
		16,724

Iron/Steel – 9.4%
Commercial Metals Co.	3,509	183,240
Nucor Corp.	6,625	1,238,410
Schnitzer Steel Industries, Inc. - Class A	1,021	26,883
Steel Dynamics, Inc.	4,779	576,778
Universal Stainless & Alloy Products, Inc.(a)	280	5,309
		2,030,620

Leisure Time – 0.4%
Ezgo Technologies Ltd.(a)	2,379	223
Forza X1, Inc.(a)	525	294
Gogoro, Inc.(a)	7,724	16,375
Livewire Group, Inc.(a)	5,973	59,252
Niu Technologies - Class A - ADR(a)	2,525	4,444
Vision Marine Technologies, Inc.(a)	389	292
Volcon, Inc.(a)	199	27
Zapp Electric Vehicles Group Ltd.(a)	1,390	389
		81,296

Machinery-Construction & Mining – 0.1%
Lightbridge Corp.(a)	404	1,240
NuScale Power Corp. - Class A(a)	7,880	22,773
Tritium DCFC Ltd.(a)	5,790	698
		24,711

	Shares	Value
Machinery-Diversified – 1.4%
CSW Industrials, Inc.	484	$102,400
GrafTech International Ltd.	8,030	10,680
Watts Water Technologies, Inc. - Class A	1,020	201,970
		315,050

Metal Fabricate/Hardware – 0.8%
TimkenSteel Corp.(a)	1,331	27,352
Valmont Industries, Inc.	628	141,746
		169,098

Mining – 10.8%
American Lithium Corp.(a)	6,091	5,417
Cameco Corp.	12,847	613,445
Centrus Energy Corp. - Class A(a)	501	25,160
Denison Mines Corp.(a)	28,868	57,736
Energy Fuels Inc.(a)	4,960	37,448
ERO Copper Corp.(a)	2,676	41,906
Ioneer Ltd. - ADR(a)	1,340	4,154
Lithium Americas Corp.(a)	5,409	23,583
MP Materials Corp.(a)	5,819	91,998
NexGen Energy Ltd.(a)	16,694	127,543
Sigma Lithium Corp.(a)	3,467	69,548
Southern Copper Corp.	13,685	1,123,540
TMC the metals Co., Inc.(a)	10,356	13,566
Uranium Energy Corp.(a)	12,091	92,375
Uranium Royalty Corp.(a)	3,443	11,637
Ur-Energy, Inc.(a)	9,575	17,618
Westwater Resources, Inc.(a)	1,787	877
		2,357,551

Miscellaneous Manufacturing – 0.0%(b)
Graphex Group Ltd. - ADR(a)	1,319	712
Loop Industries, Inc.(a)	1,418	4,991
		5,703

Retail – 1.0%
Allego NV(a)	7,536	8,516
ATRenew, Inc. - Class A - ADR(a)	6,998	7,558
Beacon Roofing Supply, Inc.(a)	1,863	154,424
Clean Energy Fuels Corp.(a)	6,948	20,497
EVgo, Inc. - Class A(a)	9,812	22,469
Jiuzi Holdings, Inc.(a)	77	52
NaaS Technology, Inc. - Class A - ADR(a)	6,479	10,172
		223,688

Carbon Collective Climate Solutions U.S. Equity ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS as of January 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.3% (Continued)
Software – 4.7%
8x8, Inc.(a)	3,584	$12,042
Baijiayun Group Ltd. - Class A(a)	2,502	2,177
DocuSign, Inc.(a)	6,401	389,949
Faraday Future Intelligent Electric, Inc. - Class A(a)	877	118
Freight Technologies, Inc.(a)	217	55
Kaltura, Inc.(a)	3,834	6,441
Rubicon Technologies, Inc. - Class A(a)	1,474	1,887
Zoom Video Communications, Inc. - Class A(a)	9,556	617,414
		1,030,083

Telecommunications – 0.2%
AudioCodes Ltd.	1,006	11,257
ClearOne, Inc.	743	758
Oblong, Inc.(a)	85	17
Preformed Line Products Co.	161	19,682
		31,714
TOTAL COMMON STOCKS (Cost $23,283,150)		21,586,693

REAL ESTATE INVESTMENT TRUSTS – 0.4%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,606	85,787
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $100,672)		85,787

SHORT-TERM INVESTMENTS – 0.3%
Money Market Funds – 0.3%
First American Government Obligations Fund - Class X, 5.25%(c)	63,802	63,802
TOTAL SHORT-TERM INVESTMENTS (Cost $63,802)		63,802

TOTAL INVESTMENTS – 100.0% (Cost $23,447,624)		21,736,282
Other Assets in Excess of Liabilities - 0.0%(b)		2,025
TOTAL NET ASSETS – 100.0%		$21,738,307

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

SA - Sociedad Anónima

(a)Non-income producing security.

(b)Represents less than 0.05% of net assets.

(c)The rate shown represents the annualized seven-day effective yield as of January 31, 2024.

Carbon Collective Climate Solutions U.S. Equity ETF

6	The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (Note 2)	$21,736,282
Cash	—
Receivables:
Dividends and interest	8,646
Investment securities sold	—
Total assets	21,744,928

Liabilities:
Payables:
Management fees (Note 4)	6,621
Total liabilities	6,621
Net assets	$21,738,307

Components of Net Assets:
Paid-in capital	$23,499,878
Total distributable (accumulated) earnings (losses)	(1,761,571)
Net assets	$21,738,307

Net Asset Value (unlimited shares authorized):
Net assets	$21,738,307
Shares of beneficial interest issued and outstanding	1,225,000
Net asset value	$17.75

Cost of investments	$23,447,624

Carbon Collective Climate Solutions U.S. Equity ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENT OF OPERATIONS For the Six-Months Ended January 31, 2024 (Unaudited)

Investment Income:
Dividend income (net of foreign withholding tax of $2,297)	$109,172
Interest income	1,294
Total investment income	110,466

Expenses:
Management fees (Note 4)	36,529
Total expenses	36,529
Net investment income (loss)	73,937

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	69,338
Change in unrealized appreciation/depreciation:
Investments	(3,865,326)
Net realized and unrealzed gain (loss) on investments	(3,795,988)
Net increase (decrease) in net assets resulting from operations	$(3,722,051)

Carbon Collective Climate Solutions U.S. Equity ETF

8	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended January 31, 2024 (Unaudited)	Period Ended July 31, 2023(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$73,937	$112,996
Net realized gain (loss)	69,338	632,526
Change in net unrealized appreciation/depreciation	(3,865,326)	2,153,984
Net increase (decrease) in net assets resulting from operations	(3,722,051)	2,899,506

Distributions to Shareholders:
Net distributions to shareholders	(184,511)	(36,414)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(2)	3,269,157	19,412,620
Total increase (decrease) in net assets	(637,405)	22,275,712

Net Assets:
Beginning of period	22,375,712	100,000	(3)
End of period	$21,738,307	$22,375,712

(1)The Fund commenced operations on September 19, 2022. The information presented is from September 19, 2022 to July 31, 2023.

(2)Summary of share transactions is as follows:

(3)Reflects the seed capital contributed by Toroso Investments, LLC (“Toroso” or the “Adviser”) as of commencement of operations, which was subsequently redeemed.

	Six-Months Ended January 31, 2024 (Unaudited)		Period Ended July 31, 2023(1)
	Shares	Value	Shares	Value
Shares sold	250,000	$4,672,745	1,200,000	$22,384,825
Shares redeemed	(75,000)	(1,403,588)	(155,000)	(2,972,205)
Net increase (decrease)	175,000	$3,269,157	1,050,000	$19,412,620

Carbon Collective Climate Solutions U.S. Equity ETF

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Period Ended January 31, 2024 (Unaudited)	Period Ended July 31, 2023(1)

Net asset value, beginning of period	$21.31	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.07	0.13
Net realized and unrealized gain (loss)(3)	(3.47)	1.22
Total from investment operations	(3.40)	1.35

Less Distributions:
From net investment income	(0.16)	(0.04)
Total distributions	(0.16)	(0.04)

Net asset value, end of period	$17.75	$21.31
Total return(4)(5)	(16.06)%	6.81%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$21.7	$22.4
Ratio of expenses to average net assets(7)	0.35%	0.35	%(8)
Ratio of net investment income (loss) to average net assets(7)	0.71%	0.83%
Portfolio turnover rate(4)(6)	10%	37%

(1) The Fund commenced operations on September 19, 2022. The information presented is from September 19, 2022 to July 31, 2023.

(2) Calculated using average shares outstanding method.

(3) Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4) Not annualized.

(5)The total return is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.

(6) Excludes the impact of in-kind transactions.

(7) Annualized.

(8)The expenses ratio includes tax expense.

10

Carbon Collective Climate Solutions U.S. Equity ETF

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”) is a diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and Carbon Collective Investing, LLC (“Carbon Collective” or the “Sub-Adviser”), serves as investment sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund commenced operations on September 19, 2022.

The investment objective of the Fund is to seek to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Under Rule 2a-5 of the 1940 Act, a fair value is determined for securities for which quotations are not readily available, by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

11

Carbon Collective Climate Solutions U.S. Equity ETF

or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$21,586,693	$—	$—	$21,586,693
Real Estate Investment Trusts	85,787	—	—	85,787
Short-Term Investments	63,802	—	—	63,802
Total Investments in Securities	$21,736,282	$—	$—	$21,736,282

(1)See Schedule of Investments for the industry breakout.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. Tax expense is disclosed in the Statement of Operations, if applicable.

As of January 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Dividends received from Real Estate Investment Trusts (“REITs”) generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least annually. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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Carbon Collective Climate Solutions U.S. Equity ETF

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the LRMP.

I.Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact of these amendments on the financial statements.

J.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENTS RISKS

Climate Change Consideration Risk. Applying climate change and other filters to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use these criteria. As a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. Additionally, the Fund will be more susceptible to events or factors affecting market segments that are focused on climate change solutions.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund. The Fund is subject to the above principal risk, as well as other principal risks which may adversely affect the Fund’s NAV, trading price, yield, total return and/or ability to meet its objective. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund, and has overall responsibility for the general management and administration of the Fund pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”). The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. For the services it provides to the Fund, the Fund pays the Adviser a unitary management fee, which is calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Adviser has agreed to pay, or required the Sub-Adviser to pay, all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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Carbon Collective Climate Solutions U.S. Equity ETF

The Sub-Adviser serves as sub-adviser to the Fund, pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for Excluded Expenses. For assuming the payment obligation, the Adviser has agreed to pay to the Sub- Adviser the profits, if any, generated by the Fund’s Management Fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal, as defined below.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six-months ended January 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $2,190,363 and $2,242,779, respectively.

For the six-months ended January 31, 2024, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended January 31, 2024, in-kind transactions associated with creations and redemptions for the Fund were $4,631,507 and $1,414,537, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended January 31, 2024. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end.

The tax character of distributions paid during the six-months ended January 31, 2024 (estimated), was as follows:

Distributions paid from:
Ordinary income	$184,511

The tax character of distributions paid during the period ended July 31, 2023, was as follows:

Distributions paid from:
Ordinary income	$36,414

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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Carbon Collective Climate Solutions U.S. Equity ETF

As of the most recent fiscal period ended July 31, 2023, the components of distributable (accumulated) earnings (losses) on a tax basis were as follows:

Cost of investments(1)	$20,321,079
Gross tax unrealized appreciation	$3,635,089
Gross tax unrealized depreciation	(1,591,308)
Net tax unrealized appreciation (depreciation)	2,043,781
Undistributed ordinary income (loss)	101,210
Undistributed long-term capital gain (loss)	—
Total distributable earnings	101,210
Other accumulated gain (loss)	—
Total distributable (accumulated) earnings (losses)	$2,144,991

(1)The differences between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal period ended July 31, 2023, the Fund had not elected to defer any late year losses or post-October losses, and had no capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on NASDAQ. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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Carbon Collective Climate Solutions U.S. Equity ETF

asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the consolidated financial statements were issued. The Fund has determined that there are no subsequent events that would need to be recorded or disclosed in the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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Carbon Collective Climate Solutions U.S. Equity ETF

EXPENSE EXAMPLES For the Six Months Ended January 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from August 1, 2023 to January 31, 2024.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During the Period August 1, 2023 – January 31, 2024(1)
Actual	$1,000.00	$ 839.40	$1.62
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.38	$1.78

(1)Expenses are equal to the Fund’s annualized net expense ratio for the most recent six-month period of 0.35%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six-month period).

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Carbon Collective Climate Solutions U.S. Equity ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal Trust II (the “Trust”), on behalf of its series, the Carbon Collective Climate Solutions U.S. Equity ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC,) the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 15, 2023, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Fund because the Fund qualifies as a primarily highly liquid fund (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that the Fund’s investment strategy remained appropriate for an open-end fund and that the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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Carbon Collective Climate Solutions U.S. Equity ETF

ADDITIONAL INFORMATION

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 794-0140 or by accessing the Fund’s website at www.carboncollectivefunds.com/ccso. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 794-0140 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.carboncollectivefunds.com/ccso. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 794-0140. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.carboncollectivefunds.com/ccso.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 794-0140. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.carboncollectivefunds.com/ccso.

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
Carbon Collective Investing, LLC
1748 Shattuck Ave, PMB 164
Berkeley, California, 94709

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway
New York, New York 10019

Custodian
U.S. Bank N.A. Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Carbon Collective Climate Solutions U.S. Equity ETF	CCSO	88634T105

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 5, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 5, 2024

* Print the name and title of each signing officer under his or her signature.